UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 39,355	$ 36,854
Time deposits	473	410
Restricted cash	24,379	23,852
Short-term investments	4,952
Amount due from an equity investee	199	155
Accounts receivable, net of allowance for credit losses of US$3,469 and US$7,147 as of December 31, 2019 and June 30, 2020 respectively	123,245	143,971
Rebates receivable	5,971	5,603
Prepaid media costs	17,337	25,565
Other current assets	13,747	8,983
Total current assets	229,658	245,393
Non-current assets
Deferred tax assets	1,091	1,033
Property and equipment, net	511	536
Investment in an equity investee	502	158
Prepayment for long-term investments	6,785	1,000
Other long-term investments	3,445	1,503
Intangible assets, net	55,175	4,418
Goodwill	65,710	65,710
Other assets	185	109
Right-of-use assets	1,199	1,656
Total non-current assets	134,603	76,123
Total assets	364,261	321,516
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entity (“VIE”) and its subsidiaries without recourse to the Company of US$27 and US$3,460 as of December 31, 2019 and June 30, 2020, respectively)	36,131	66,161
Deferred revenue (including deferred revenue of the consolidated VIE and its subsidiaries without recourse to the Company of US$866 and US$551 as of December 31, 2019 and June 30, 2020, respectively)	25,785	27,089
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$1,802 and US$1,417 as of December 31, 2019 and June 30, 2020, respectively)	30,974	19,937
Bank borrowings	41,980	36,851
Convertible notes at fair value	4,653	49,008
Derivatives liabilities	5,123
Income tax payable	4,171	3,780
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$86 and US$44 as of December 31, 2019 and June 30, 2020, respectively)	452	1,114
Total current liabilities	149,269	203,940
Non-current liabilities
Other liabilities	512	449
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$187 and US$166 as of December 31, 2019 and June 30, 2020, respectively)	14,276	1,865
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$25 and US$nil as of December 31, 2019 and June 30, 2020, respectively)	841	706
Total non-current liabilities	15,629	3,020
Total liabilities	164,898	206,960
Commitments and contingencies
Equity
Treasury shares (1,744,873 and 1,542,402 shares as of December 31, 2019 and June 30, 2020, respectively)	(5,429)	(4,858)
Additional paid-in capital	394,533	305,344
Statutory reserves	81	81
Accumulated other comprehensive losses	(6,849)	(7,479)
Accumulated deficit	(202,339)	(191,016)
Total iClick Interactive Asia Group Limited shareholders’ equity	180,036	102,101
Non-controlling interest	19,327	12,455
Total equity	199,363	114,556
Total liabilities and equity	364,261	321,516
Ordinary Shares - Class A
Equity
Ordinary shares	34	24
Ordinary Shares - Class B
Equity
Ordinary shares	$ 5	$ 5